Related Party Transactions - Additional Information (Details) - ICON - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Mar. 20, 2024	Jun. 30, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Fees per agreement	$ 0.4
Accrued Expenses and Other Current Liabilities
Related Party Transaction [Line Items]
Fees per agreement			$ 0.1
Research and Development
Related Party Transaction [Line Items]
Fees per agreement		$ 0.2	$ 0.2